Total
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio
Investment-Grade CorporateMulti-Sector Account Portfolio
Investment Objective(s)
The fund seeks high current income and, secondarily, capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio Investment-Grade Corporate Multi-Sector Account Portfolio
Management fees	none
Other expenses	0.01%	[1]
Total annual fund operating expenses	0.01%	[1]
[1]

T. Rowe Price Associates, Inc., is required to bear any of the fund’s custody fees that exceed 0.01% of the fund’s average daily net assets as well as all of the fund’s other operating expenses (except for interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring, extraordinary expenses). Expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund and the arrangement may only be modified or terminated upon approval by the fund’s shareholders and Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio Investment-Grade Corporate Multi-Sector Account Portfolio USD ($)
1 Year	$ 1
3 Years	3
5 Years	6
10 Years	$ 13

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68.3% of the average value of its portfolio.
Principal Investment Strategies

The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in investment-grade corporate debt securities. All of the securities purchased by the fund must be rated investment-grade (rated in one of the four highest rating categories assigned by credit rating agencies) at the time of purchase by at least one of the major credit rating agencies or, if unrated, deemed by T. Rowe Price to be investment grade. If a security is split-rated (i.e., rated investment grade by at least one credit rating agency, but below investment grade by another credit rating agency), the higher rating will be used for purposes of this requirement.

Any security whose ratings are downgraded after purchase to below investment grade by all of the major credit rating agencies, or deemed by T. Rowe Price to be below investment grade, may continue to be held at the adviser’s discretion, although all such downgraded securities are limited to 5% of the fund’s net assets.

While the fund’s emphasis will be on bonds issued by U.S. corporations, the fund may also invest in U.S. dollar-denominated debt securities issued by foreign corporations. In addition, the fund may use interest rate futures primarily in an effort to manage exposure to changes in interest rates or to adjust portfolio duration, and credit default swaps primarily in an effort to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality.

The fund’s investment program provides some flexibility in seeking securities with an attractive combination of credit quality and income potential. For example, the fund may concentrate its investments in the highest rated bonds or move slightly down the credit scale in search of higher yields. The fund may purchase securities of any maturity and its weighted average maturity will vary with market conditions. This allows the fund to purchase longer-term bonds, which tend to have higher yields than shorter-term bonds, when the outlook warrants.

Principal Risks

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Fixed income markets Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Interest rates The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments, such as the discontinuation and replacement of benchmark rates, are likely to affect the interest rates or yields of the securities in which the fund invests.

Prepayments and extensions The fund is subject to prepayment risks because the principal on mortgage-backed securities, asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

Liquidity The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interests in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Derivatives The use of interest rate futures and credit default swaps potentially exposes the fund to additional volatility in comparison to investing directly in bonds and other debt instruments. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund and, if not traded on an exchange, are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s use of derivatives involves the risk that anticipated interest rate movements or the creditworthiness of an issuer will not be accurately predicted, which could harm the fund’s performance.

Foreign investing Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas; greater volatility; reduced liquidity; or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

Calendar Year Returns

The fund’s return for the three months ended 3/31/23 was 4.13%.

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	11.03%	Worst Quarter	6/30/22	-8.02%

Average Annual Total Returns Periods ended December 31, 2022

The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.

Average Annual Total Returns - T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio	Label	1 Year	5 Years	10 Years	Inception Date
Investment-Grade Corporate Multi-Sector Account Portfolio		(16.64%)	0.70%	2.63%	Mar. 01, 2012
Investment-Grade Corporate Multi-Sector Account Portfolio | After Taxes on Distributions		(17.86%)	(1.19%)	0.68%
Investment-Grade Corporate Multi-Sector Account Portfolio | After Taxes on Distributions and Sales		(9.83%)	(0.13%)	1.23%
Bloomberg U.S. Corporate Investment Grade Bond Index	Bloomberg U.S. Corporate Investment Grade Bond Index (reflects no deduction for fees, expenses, or taxes)
Bloomberg U.S. Corporate Investment Grade Bond Index		(15.76%)	0.45%	1.96%

Updated performance information is available through troweprice.com.